Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 8. Intangible Assets

The gross carrying amount and accumulated amortization of intangible assets were as follows:

		Successor
		March 31, 2025			December 31, 2024
	Weighted Avg. Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	14.3	$664,144	$(29,412)	$634,732	$658,783	$(18,298)	$640,485
Technology	4.3	4,927	(657)	4,270	4,925	(414)	4,511
Tradenames	14.3	98,430	(4,375)	94,055	98,392	(2,731)	95,661
		$767,501	$(34,444)	$733,057	$762,100	$(21,443)	$740,657

Amortization expense recognized on intangibles for the three months ended March 31, 2025 (Successor) and March 31, 2024 (Predecessor) was $13.0 million and $9.9 million, respectively.

Note 9. Intangible Assets

The gross carrying amount and accumulated amortization of intangible assets were as follows:

	Weighted Avg. Remaining Life (Years)	Successor December 31, 2024			Predecessor December 31, 2023
		Gross	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	14.6	$658,783	$(18,298)	$640,485	$266,950	$(77,081)	$189,869
Technology	4.6	4,925	(414)	4,511	87,017	(50,981)	36,036
Tradenames	14.6	98,392	(2,731)	95,661	54,221	(16,078)	38,143
Non-compete agreements		—	—	—	1,758	(1,471)	287
		$762,100	$(21,443)	$740,657	$409,946	$(145,611)	$264,335

The total weighted-average remaining useful life across all of the Company’s intangibles was 14.5 years as of December 31, 2024. For the Successor period ended December 31, 2024, the Company recorded amortization expense of $21.8 million. For the Predecessor period ended July 29, 2024 and the Predecessor years ended December 31, 2023 and 2022, the Company recorded amortization expense of $23.4 million, $39.4 million and $39.1 million, respectively. Amortization expense is recorded in selling, general, and administrative expense on the consolidated statements of operations and comprehensive income (loss). Estimated amortization expense for the five following fiscal years is as follows:

2025	$51,463
2026	51,463
2027	51,463
2028	51,463
2029	51,053
Thereafter	483,752
$740,657